Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
Schedule of Stock Option Shares Activities
The following table sets forth the stock option shares activities under all the option plans for the years ended December 31, 2017, 2018 and 2019:

	Options Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
		US$		US$

Outstanding at December 31, 2016	112,570,000	0.0650	3.37	22,688
Granted	26,610,000	0.3020	—	—
Canceled/ Forfeited	(7,538,200)	0.0967	—	—

Outstanding at December 31, 2017	131,641,800	0.1108	2.69	172,618
Granted	12,039,050	0.8942	—	—
Canceled/ Forfeited	(3,722,285)	0.1930	—	—
Expired	(300,000)	0.0040	—	—
Exercised	(44,005,360)	0.0543	—	—

Outstanding at December 31, 2018	95,653,205	0.2214	2.17	47,689
Granted	19,275,000	0.6540	—	—
Canceled/ Forfeited	(6,490,415)	0.5964	—	—
Exercised	(53,873,360)	0.0977	—	—
Outstanding at December 31, 2019	54,564,430	0.4519	2.51	4,264
Vested and expected to vest at December 31, 2019	53,286,128	0.4523	2.51	4,143
Exercisable as of December 31, 2019	14,156,930	0.3075	1.54	3,221

Schedule of Fair Value of Each Option Granted Estimated Using Binomial Model Assumption
The fair value of each option granted under the Company’s Incentive Shares plan was estimated on the date of grant using the binomial model that uses the assumption noted in the following table:

	Options Granted in 2017	Options Granted in 2018	Options Granted in 2019
	RMB	RMB	RMB
Risk-free interest rate	1.97%~2.04%	2.52%-2.75%	2.62%
Expected life (in years)	5	5	5
Expected dividend yield	0%	0%	0%
Expected volatility	39.0%~41.9%	37.74%-38.74%	38.01%
Exercise multiple	2.8	2.2-2.8	2.2-2.8

Summary of Restricted Stock Units Activities Under All Incentive Plans
The following table sets forth the Company’s RSUs activities under all incentive plans for the years ended December 31, 2017, 2018 and 2019:

	Number of RSUs	Weighted- average grant date fair value
		US$
Unvested at December 31, 2017	—	—
Granted	7,822,280	1.4375
Vested	—	—
Canceled/ Forfeited	(270,800)	1.3233
Unvested at December 31, 2018	7,551,480	1.4416
Granted	9,406,495	0.7353
Vested	(1,534,570)	1.4645
Canceled/ Forfeited	(3,399,610)	1.0740
Unvested at December 31, 2019	12,023,795	0.9880